Goodwill - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Goodwill [Line Items]
Goodwill	$ 4,482	$ 4,507			$ 4,656
Goodwill, reduction	250
Accumulated impairment losses	1,300	1,300			1,300
iSoftBet
Goodwill [Line Items]
Goodwill | €				€ 117
PlayDigital
Goodwill [Line Items]
Goodwill	376	384			261
Goodwill, reduction	0
PlayDigital | iSoftBet
Goodwill [Line Items]
Goodwill			$ 121	€ 117
Global Lottery
Goodwill [Line Items]
Goodwill	2,662	$ 2,678			$ 2,948
Goodwill, reduction	$ 250